--------------------------------
                               ------------------
                                MAIRS AND POWER
                               GROWTH FUND, INC.
                               ------------------

2ND QUARTER REPORT

June 30, 1997
                                                                   July 17, 1997
To Our Shareholders

  On June 30, 1997, the net asset value per share of Mairs and Power Growth Fund was $82.19, an increase of 18.7% from the year end valuation after adjustment for the June dividend. This compares with returns of 20.6% for the Standard and Poor's 500 Stock Index and 20.1% for the Dow Jones Industrial Average. The Fund return compares favorably with that of the average diversified stock fund which gained 13.0% for the period. The WALL STREET JOURNAL, in its quarterly review of Mutual Funds, compiled a list of the 50 best performing stock funds for the most recent five and ten year periods. Mairs and Power Growth Fund was one of nine diversified stock funds to appear on both lists. The Fund was the subject of a feature article in the NEW YORK TIMES on Sunday, May 4th as well as in the SAN FRANCISCO CHRONICLE on June 16th.

  The U.S. economy continues to perform remarkably well. G.D.P. growth in the second quarter slowed to an annual rate of about 2%, which was a welcomed event because the 5.9% growth surge registered in the first quarter was clearly unsustainable and would have resulted in an overheated economy, had it continued. The unemployment rate is currently 5%, having recently reached the lowest level in 24 years. New jobs continue to be created at a monthly rate of over 200,000 which makes the U.S. the envy of the industrialized world. And most significantly, the inflation rate continues to decline and has now reached a 30 year low. During the first half of this year, the Consumer Price Index rose at an annual rate of just 1.4%, a rate never seen in the latter stages of a long business cycle. Also very encouraging is the rapid decline which has occurred in the federal deficit. Tax receipts are running well ahead of expectation and it now appears that the deficit for the fiscal year ending September 30 will fall below $50 billion, having declined 85% during the past six years.

  The stock market has clearly recognized these very favorable developments. After a brief 10% correction which occurred in March and early April, stocks have again risen into record territory. The strong market is the result of two major surprises that have taken place this year. Virtually no one believed that inflation could fall this low in the seventh year of economic expansion, and very few anticipated that robust corporate earnings growth would continue after five consecutive years of double digit expansion. Analysts now expect earnings to advance at better than a 10% rate this year. The question facing investors today is that of valuation. The market is currently trading at slightly over 20 times anticipated 1997 earnings. However, the market has usually traded in a range of 18-22 times earnings during periods when inflation was 2 1/2% or lower. Therefore, if we are correct in our belief that inflation will remain subdued and earnings growth strong, the market exuberance becomes rational.

  We are saddened by the death of Litton Field who passed away on July 14th. While he had suffered a lengthy illness, he remained intellectually vigorous up until the time of his death. He served as a director of the Fund for the past twenty-five years, longer than any other outside director. Throughout that period, his wise counsel was invaluable. We will miss him, both as a colleague and a friend.

                                                                 George A. Mairs

SCHEDULE OF INVESTMENTS AT JUNE 30, 1997
--------------------------------------------------------------------------------

NUMBER OF
 SHARES                   COMMON STOCKS                       COST       MARKET VALUE
---------   ------------------------------------------    ------------   ------------
            CHEMICAL 3.2%
 186,000    Ecolab, Inc.                                  $  4,693,450   $  8,881,500
                                                          ------------   ------------
            CONSUMER 10.6%
  83,000    Darden Restaurants                                 676,113        752,188
 147,000    General Mills, Inc.                              7,186,228      9,573,375
 274,300    Hormel Foods                                     6,840,034      7,371,812
 162,610    Jostens, Inc.                                    3,012,766      4,349,818
 195,100    The Toro Company                                 5,593,269      7,389,412
                                                          ------------   ------------
                                                            23,308,410     29,436,605
                                                          ------------   ------------
            DRUGS AND HOSPITAL SUPPLIES 7.7%
  92,000    Baxter International, Inc.                       3,378,563      4,807,000
 105,000    Johnson & Johnson                                2,678,229      6,759,375
  83,000    Pfizer Inc.                                      2,333,364      9,918,500
                                                          ------------   ------------
                                                             8,390,156     21,484,875
                                                          ------------   ------------
            FINANCIAL 14.8%
 110,000    First Bank System, Inc.                          3,596,229      9,391,250
 180,000    Norwest Corporation                              3,256,053     10,125,000
 105,000    ReliaStar Financial Corporation                  5,627,622      7,678,125
  93,000    St. Paul Companies, Inc.                         3,193,249      7,091,250
 140,000    TCF Financial Corporation                        6,434,797      6,912,500
                                                          ------------   ------------
                                                            22,107,950     41,198,125
                                                          ------------   ------------
            INFORMATION SERVICES 6.2%
 230,000    DeluxeCorp.                                      6,405,011      7,848,750
 257,000    Merrill Corporation                              4,779,445      9,348,375
                                                          ------------   ------------
                                                            11,184,456     17,197,125
                                                          ------------   ------------
            MEDICAL DEVICES 6.7%
 138,000    Medtronic, Incorporated                          2,482,363     11,178,000
 195,000    St. Jude Medical, Inc.                           6,495,360      7,605,000
                                                          ------------   ------------
                                                             8,977,723     18,783,000
                                                          ------------   ------------
            NATURAL RESOURCES 2.4%
 130,000    Weyerhaeuser Company                             5,394,233      6,760,000
                                                          ------------   ------------
            RETAILING 5.3%
 154,000    Dayton Hudson Corporation                        3,110,286      8,190,875
 194,000    SUPERVALU Inc.                                   5,388,967      6,693,000
                                                          ------------   ------------
                                                             8,499,253     14,883,875
                                                          ------------   ------------
            TECHNOLOGY 16.3%
 170,000    Ceridian                                         6,275,325      7,182,500
 198,050    Emerson Electric Co.                             6,468,825     10,905,128
 100,000    Honeywell Inc.                                   5,759,211      7,587,500
 324,800    MTS Systems Corporation                          4,783,285      9,906,400
 217,700    National Computer Systems Inc.                   4,822,839      5,796,263
 443,500    T S I Inc.                                       2,703,874      4,213,250
                                                          ------------   ------------
                                                            30,813,359     45,591,041
                                                          ------------   ------------
            TELECOMMUNICATIONS 4.1%
 339,000    ADC Telecommunications Inc.                      4,237,399     11,314,125
                                                          ------------   ------------
            OTHER INDUSTRIALS 17.4%
 170,000    Bemis Company, Inc.                              6,274,322      7,352,500
 255,000    BMC Industries, Inc.                             1,982,361      8,733,750
 100,000    Burlington Northern Santa Fe                     8,500,244      8,987,500
 248,200    Graco Inc.                                       3,247,715      7,477,025
 285,800    Imation Corporation                              6,987,933      7,537,975
  83,000    Minnesota Mining & Manufacturing Company         3,702,753      8,466,000
                                                          ------------   ------------
                                                            30,695,328     48,554,750
                                                          ------------   ------------
            TOTAL COMMON STOCKS 94.7%                     $158,301,717   $264,085,021
                                                          ------------
                                                          ------------
            OTHER ASSETS IN EXCESS OF LIABILITIES 5.3%                     14,823,631
                                                                         ------------
            NET ASSETS 100%                                              $278,908,652
                                                                         ------------
                                                                         ------------

STATEMENT OF NET ASSETS AT JUNE 30, 1997
--------------------------------------------------------------------------------

ASSETS
Common stocks as annexed, at market value (cost $158,301,717)....................................   $264,085,021
Cash.............................................................................................     16,895,187
Dividends receivable.............................................................................        227,863
Interest receivable..............................................................................         67,349
Receivables for securities sold, not yet delivered...............................................              0
Prepaid expense..................................................................................         27,038
                                                                                                    ------------
                                                                                                    $281,302,458
LIABILITIES
Accrued management fee...................................................  $    138,630
Accrued custodian and transfer agent fee.................................        37,753
Payable for securities purchased, not yet received.......................     2,217,423                2,393,806
                                                                           ------------             ------------
NET ASSETS
Equivalent to $82.19 per share on 3,393,542 shares outstanding...................................   $278,908,652
                                                                                                    ------------
                                                                                                    ------------

STATEMENT OF CHANGES IN NET ASSETS FOR THE SIX MONTHS ENDED JUNE 30, 1997
--------------------------------------------------------------------------------

NET ASSETS, December 31, 1996....................................................................   $150,161,759
Net investment income, per statement below...............................  $  1,114,013
Net accrued income in price of shares sold and repurchased...............       266,811
                                                                           ------------
                                                                              1,380,824
Distribution to Shareholders.............................................    (1,018,063)
Reversal of Capital Gain Distribution Paid...............................          (302)
Reversal of Dividend Reinvestment........................................        (5,697)                 356,762
                                                                           ------------
Fund shares issued and repurchased:
  Received for 1,350,569 shares issued...................................    98,832,802
  Paid for 118,274 shares repurchased....................................    (8,502,199)              90,330,603
                                                                           ------------
Increase in unrealized net appreciation (depreciation) of investments............................     37,974,896
Net gain or (loss) realized from sales of securities.............................................         84,632
Distribution from net realized gain..............................................................              0
                                                                                                    ------------
NET ASSETS, June 30, 1997........................................................................   $278,908,652
                                                                                                    ------------
                                                                                                    ------------

STATEMENT OF NET INVESTMENT INCOME FOR THE SIX MONTHS ENDED JUNE 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends........................................................................................   $  1,655,959
Interest.........................................................................................        328,952
                                                                                                    ------------
                                                                                                       1,984,911
EXPENSES
Management fee (Note A)..................................................  $    636,456
Fees and expenses of custodian, transfer agent and dividend disbursing
 agent (Note A)..........................................................       107,408
Legal and auditing fees and expenses.....................................        15,475
Insurance................................................................         4,867
Other Fees and Expenses..................................................       106,692                  870,898
                                                                           ------------             ------------
NET INVESTMENT INCOME............................................................................   $  1,114,013
                                                                                                    ------------
                                                                                                    ------------

NOTE A: The investment advisory fee was paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment advisory fees are paid to the adviser pursuant to an advisory agreement approved by the Directors of the Fund. The advisor fee is computed each month and is 1/20th of one percent of the net asset value of the Fund on the last valuation day of the month. The transfer agent fee was paid to Firstar Trust Company which serves as transfer agent.

SUPPLEMENTARY INFORMATION: 1) Directors of the Fund not affiliated with Mairs and Power, Inc. received compensation for meetings attended during this period totaling $16,200. No compensation was paid to any other director or officer of the Fund. 2) No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes. 3) Purchases and sales of investment securities during the six months ended June 30, 1997 aggregated $85,337,257 and $114,668 respectively. 4) An annual meeting of shareholders was held on May 19, 1997 for the purposes of electing six directors and to ratify the selection of Ernst & Young LLP as independent auditors for the Fund. Of the 2,906,848 shares outstanding on record date of April 11, 1997, the following votes were cast:

                   PROPOSAL                     SHARES FOR   SHARES AGAINST   ABSTAINING
----------------------------------------------  -----------  ---------------  -----------
          Elect George A. Mairs, III             1,547,395         11,331              0
            Elect William B. Frels               1,547,386         11,341              0
             Elect Peter G. Robb                 1,546,711         12,015              0
           Elect Litton E. S. Field              1,543,271         15,455              0
          Elect Donald E. Garretson              1,544,176         14,550              0
           Elect J. Thomas Simonet               1,546,884         11,842              0
   Ratify Ernst & Young LLP as Independent
                   Auditors                      1,529,204          6,975         22,547

     ---------------------------------------------------------------------

                                MAIRS AND POWER
                               GROWTH FUND, INC.

                          ---------------------------

                                 A NO-LOAD FUND

 W-2062 FIRST NATIONAL BANK BUILDING, 332 MINNESOTA STREET, ST. PAUL, MINNESOTA
                                     55101
                                  612-222-8478
                     SHAREHOLDER INFORMATION: 800-304-7404

SUMMARY OF FINANCIAL INFORMATION
--------------------------------------------------------------------------------

This table covers a period of generally rising common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may result from an investment made in the Fund today.

                                                                        PER SHARE
                                                    -------------------------------------------------
                                                                     DISTRIBUTIONS       DIVIDENDS
                                                                      OF REALIZED        FROM NET
                         SHARES       TOTAL NET       NET ASSET       SECURITIES        INVESTMENT
       DATES          OUTSTANDING       ASSETS          VALUE            GAINS            INCOME
--------------------  ------------   ------------   -------------  -----------------  ---------------
Dec. 31, 1977           1,057,928      13,145,624         12.43                               0.33
Dec. 31, 1978             998,265      13,282,487         13.31                               0.35
Dec. 31, 1979             914,635      14,104,765         15.42                               0.45
Dec. 31, 1980             840,882      14,540,014         17.29                               0.55
Dec. 31, 1981             861,678      13,148,158         15.26        $    0.74              0.60
Dec. 31, 1982             850,942      16,784,217         19.72             0.58              0.50
Dec. 31, 1983             881,592      18,972,177         21.52             0.70              0.48
Dec. 31, 1984             872,069      17,304,204         19.84             0.76              0.46
Dec. 31, 1985             856,738      21,553,457         25.16             0.86              0.46
Dec. 31, 1986             893,850      22,235,453         24.88             2.74              0.40
Dec. 31, 1987             914,139      19,816,097         21.68             2.29              0.48
Dec. 31, 1988             929,039      20,630,251         22.21             1.21              0.41
Dec. 31, 1989             866,584      22,630,081         26.11             1.83              0.43
Dec. 31, 1990             867,432      22,501,587         25.94             0.70              0.42
Dec. 31, 1991             904,023      31,440,529         34.78             1.58              0.39
Dec. 31, 1992             956,814      34,363,306         35.91             1.16              0.40
Dec. 31, 1993           1,006,285      39,081,010         38.84             1.22              0.43
Dec. 31, 1994           1,064,019      41,889,850         39.37             0.98              0.65
Dec. 31, 1995           1,245,325      70,536,880         56.64             1.51              0.56
Dec. 31, 1996           2,161,246     150,161,759         69.48             1.39              0.71
June 30, 1997           3,393,542     278,908,652         82.19                               0.30

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

    AVERAGE ANNUAL TOTAL RETURNS--THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIODS ENDED
  JUNE 30, 1997) ARE AS FOLLOWS:

          1 YEAR: +35.9%        5 YEARS: +24.3%        10 YEARS: +16.9%

  PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE. THE
  INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN
  REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                             OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------

George A. Mairs, III     William B. Frels           Peter G. Robb          Lisa J. Hartzell
    President and          Secretary and          Vice-President and          Treasurer
      Director               Director                  Director

 Litton E. S. Field                   Donald E. Garretson                 J. Thomas Simonet
      Director                             Director                            Director